Subsequent Events - Additional Information (Detail) - Common Stock - Subsequent Event [Member] ¥ in Billions	10 Months Ended
Mar. 31, 2022 JPY (¥) shares
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares | shares	50,000,000
Stock Repurchased During Period, Percentage	4.10%
Stock Repurchased During Period, Value | ¥	¥ 50
Stock Repurchase Program Period Description	May 17, 2021 to March 31, 2022